Consolidated Statement of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2020
Supplemental Cash Flow Information [Abstract]
Schedule of Consolidated Statement of Cash Flows
The changes in non-cash balances related to operations consist of the following:

Year ended December 31 (millions of dollars)	2020	2019
Accounts receivable (Note 9)[1]	13	(74)
Due from related parties	78	(176)
Materials and supplies (Note 10)[1]	—	(1)
Prepaid expenses and other assets (Note 10)[1]	(14)	(4)
Other long-term assets (Note 14)	(2)	(1)
Accounts payable (Note 15)[1]	36	10
Accrued liabilities (Note 15)[1]	(61)	55
Due to related parties	20	184
Accrued interest (Note 15)	12	8
Long-term accounts payable and other long-term liabilities (Note 16)[1]	3	—
Post-retirement and post-employment benefit liability (Note 16)	74	26
	159	27
[1] Adjusted for amounts related to acquisitions. See Note 4 - Business Combinations for more details.
The following tables reconcile investments in property, plant and equipment and intangible assets and the amounts presented in the consolidated statements of cash flows for the years ended December 31, 2020 and 2019. The reconciling items include net change in accruals and capitalized depreciation.

Year ended December 31, 2020 (millions of dollars)	Property, Plant and Equipment	Intangible Assets	Total
Capital investments	(1,742)	(127)	(1,869)
Reconciling items	33	1	34
Cash outflow for capital expenditures	(1,709)	(126)	(1,835)

Year ended December 31, 2019 (millions of dollars)	Property, Plant and Equipment	Intangible Assets	Total
Capital investments	(1,543)	(116)	(1,659)
Reconciling items	33	1	34
Cash outflow for capital expenditures	(1,510)	(115)	(1,625)
Supplementary Information

Year ended December 31 (millions of dollars)	2020	2019
Net interest paid	493	486
Income taxes paid	33	21